Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Depreciation and amortization	$ 46,952	$ 44,896
Licenses and nonamortizable intangibles	13,930	17,355
Employee benefits	(5,279)	(5,143)
Deferred fulfillment costs	2,691	3,050
Net operating loss and other carryforwards	(7,355)	(7,301)
Other – net	4,562	1,536
Subtotal	55,501	54,393
Deferred tax assets valuation allowance	4,773	4,941
Net deferred tax liabilities	60,274	59,334
Noncurrent deferred tax liabilities	60,472	59,502
Less: Noncurrent deferred tax assets	$ (198)	$ (168)